Revenues, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time charter revenue	$ 177,077	$ 179,653	$ 167,759
Ballast bonus	10,878	6,397	2,382
Other income	3,565	1,507	1,895
Total	$ 191,520	$ 187,557	$ 172,036